BANK LOANS AND OTHER BORROWINGS - Additional information (Details)																1 Months Ended					2 Months Ended		4 Months Ended		6 Months Ended			12 Months Ended
	Sep. 30, 2022 CNY (¥)	Sep. 16, 2022 CNY (¥)	Sep. 06, 2022 CNY (¥)	Jul. 08, 2022 CNY (¥)	May 25, 2022 CNY (¥)	Apr. 13, 2022 CNY (¥)	Mar. 16, 2022 CNY (¥)	Sep. 30, 2021 CNY (¥)	Sep. 13, 2021 CNY (¥)	Sep. 07, 2021 CNY (¥)	Jul. 21, 2021 CNY (¥)	Jul. 12, 2021 CNY (¥)	Mar. 05, 2021 CNY (¥)	May 02, 2020 CNY (¥)	May 02, 2020 USD ($)	Sep. 28, 2022 CNY (¥)	May 31, 2022 CNY (¥)	May 31, 2022 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Sep. 26, 2022 CNY (¥)	Jul. 22, 2022 CNY (¥)	Sep. 23, 2022 CNY (¥)	Mar. 10, 2022 CNY (¥)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)	Sep. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Mar. 16, 2022 USD ($)
BANK LOANS AND OTHER BORROWINGS
Amount drawn or borrowed																									¥ 102,513,927	$ 14,438,988	¥ 92,719,786	¥ 414,116,587	$ 65,233,702	¥ 32,253,609
Repayments of debt																									50,606,602	$ 7,127,891	¥ 48,833,921	49,558,442	$ 7,806,692	160,407,571
Accrued interest	¥ 11,400,000																		¥ 395,000						¥ 11,400,000			395,000			$ 1,700,000	$ 62,222
Interest expense	¥ 15,200,000							¥ 400,000																				¥ 2,800,000		¥ 5,800,000
Minimum
BANK LOANS AND OTHER BORROWINGS
Royalty rate																									1.50%	1.50%
Maximum
BANK LOANS AND OTHER BORROWINGS
Royalty rate																									3.50%	3.50%
China Guangfa Bank Co., Ltd. Shenyang Branch
BANK LOANS AND OTHER BORROWINGS
Face amount of debt									¥ 100,000,000
Term of credit facility									3 years
Amount drawn or borrowed									¥ 46,500,000															¥ 35,500,000
Annual interest rate	5.66%								5.655%										5.66%					5.655%	5.66%			5.66%			5.66%	5.66%
Repayments of debt		¥ 10,900,000
Shanghai Pudong Development Bank Co., Ltd. Shenyang Branch
BANK LOANS AND OTHER BORROWINGS
Face amount of debt				¥ 15,000,000							¥ 140,000,000	¥ 140,000,000
Term of credit facility				2 years							3 years	3 years
Amount drawn or borrowed												¥ 64,600,000											¥ 55,900,000
Annual interest rate	5.30%											5.30%							5.30%				5.30%		5.30%			5.30%			5.30%	5.30%
Repayments of debt																					¥ 39,000,000.0
Citi Bank
BANK LOANS AND OTHER BORROWINGS
Amount drawn or borrowed														¥ 1,103,609	$ 166,400
Annual interest rate	1.00%													1.00%	1.00%				1.00%						1.00%			1.00%			1.00%	1.00%
Repayments of debt																	¥ 234,742	$ 36,978	¥ 869,000	$ 129,422
R-Bridge Healthcare Fund, LP
BANK LOANS AND OTHER BORROWINGS
Face amount of debt							¥ 253,928,000																										$ 40,000,000
Term of credit facility							54 months
Annual interest rate	4.00%						4.00%												4.00%						4.00%			4.00%			4.00%	4.00%	4.00%
R-Bridge Healthcare Fund, LP | Minimum
BANK LOANS AND OTHER BORROWINGS
Royalty rate																												1.50%	1.50%
R-Bridge Healthcare Fund, LP | Maximum
BANK LOANS AND OTHER BORROWINGS
Royalty rate																												3.50%	3.50%
China Citic Bank - Shenyang Branch
BANK LOANS AND OTHER BORROWINGS
Face amount of debt					¥ 30,000,000					¥ 250,000,000			¥ 250,000,000
Term of credit facility					1 year					3 years			3 years
Amount drawn or borrowed																						¥ 29,300,000
Annual interest rate	5.20%																					5.20%			5.20%						5.20%
China Citic Bank - Shenyang Branch, Letter of credit facility
BANK LOANS AND OTHER BORROWINGS
Face amount of debt																						¥ 5,000,000
Annual interest rate	3.25%				3.25%																				3.25%						3.25%
China Construction Bank - Shenyang Branch
BANK LOANS AND OTHER BORROWINGS
Face amount of debt			¥ 50,000,000
Term of credit facility			1 year
Amount drawn or borrowed																¥ 12,400,000
Annual interest rate	4.00%															4.00%									4.00%						4.00%
China Everbright Bank
BANK LOANS AND OTHER BORROWINGS
Face amount of debt						¥ 70,000,000
Term of credit facility						1 year